Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2021	2022
Property, plant and equipment	1,241,759	1,721,666
Investments	20,000	658,160

Total	1,261,759	2,379,826

Summary of Purchase expenditures not recognized in the consolidated financial statements
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2021	2022
Purchase commitments on purchase of raw materials	5,312,557	2,046,326